Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events	Subsequent events
The Company has evaluated subsequent events from the Balance Sheet date through to the date at which the financial statements were available to be issued.

Other than the drawdown of the Bridge Secured Credit Facility and the repayment of $500 million of Senior Secured Notes disclosed in Note 10 Bank credit lines, loan facilities and notes, the Company has determined that there are no other items to disclose.